Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 34	€ 73
Positive market values from derivative financial instruments	1,725	878
Other trading assets	(189)	23
Non-trading financial assets mandatory at fair value through profit or loss	(7)	48
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets at fair value	9	(8)
Total financial assets held at fair value	1,572	1,015
Financial liabilities held at fair value:
Trading securities, liabilites	6	0
Negative market values from derivative financial instruments	(761)	(944)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	200	(5)
Other financial liabilities at fair value	(54)	(118)
Total financial liabilities held at fair value	(610)	(1,067)
Total	€ 962	€ (52)